WASATCH FUNDS TRUST

Supplement dated March 24, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Risks” for each Fund:

Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. The impact of such infectious diseases in developing or emerging market countries may be greater due to less established healthcare systems. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests and negatively impact the Fund’s investment return.

For example, an outbreak of respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

WASATCH FUNDS TRUST

Supplement dated March 24, 2020 to the

Statement of Additional Information dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “INVESTMENT STRATEGIES AND RISKS” that begins on Page 4 of the SAI:

Market Risk. Market risk is the risk that a particular security, or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. The impact of such infectious diseases in developing or emerging market countries may be greater due to less established healthcare systems. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Advisor and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

The second sentence of the first paragraph in the section entitled “Management of the Trust – Management Information” on page 36 of the SAI is hereby deleted and replaced with the following:

The Board consists of five Independent Trustees.

The trustee chart in the section entitled “Management of the Trust – Management Information” on page 36 of the SAI is hereby supplemented with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years[2]
Independent Trustees
Mark Robinson[3] 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108 Age 61	Trustee	Indefinite Served as Trustee since 2020	Chief Financial Officer 2016 to 2019, Truckstop.com LLC; Chief Financial Officer SABA Software, Inc. from 2013 to 2015	17	Vita Vis Nutrition, Inc., Chairman 2014 to 2016

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years. The Board of Trustees reserves the right to permit continued service after the mandatory retirement age for any individual Trustee in its sole discretion. The Board has approved a one-year waiver from the mandatory retirement age for Mr. Jensen.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

3.	Effective April 1, 2020, Mr. Robinson was appointed a Trustee of the Trust.

The second sentence in the first paragraph of the section entitled “Management of the Trust–Management Information-Leadership Structure and the Board of Trustees” beginning on page 38 of the SAI is hereby deleted in its entirety and replaced with the following:

The Board is currently composed of five Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act.

The third sentence in the second paragraph of the section entitled “Management of the Trust–Management Information-Leadership Structure and the Board of Trustees-Board Leadership Structure” beginning on page 39 of the SAI is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Rinne and Robinson, and Ms. Allison and Ms. Fletcher are each members of the Audit Committee with Ms. Fletcher serving as Chair.

The second sentence in the third paragraph of the section entitled “Management of the Trust–Management Information-Leadership Structure and the Board of Trustees-Board Leadership Structure” beginning on page 39 of the SAI is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Rinne and Robinson, and Ms. Allison and Ms. Fletcher are each members of the Governance Committee with Mr. Rinne serving as Chair.

The second paragraph of the section entitled “Management of the Trust–Management Information-Leadership Structure and the Board of Trustees-Information about Each Trustee’s Qualification, Experience, Attributes or Skills” beginning on page 40 of the SAI is hereby deleted in its entirety and replaced with the following:

Miriam M. Allison. Ms. Allison’s experience, skills and education qualify her to serve as a Trustee of the Trust. Ms. Allison, a disinterested Trustee of the Trust, has 30 years of experience in investment and financial management and in management of investment companies, businesses providing financial, accounting and other services to investment companies and serving on the board of investment companies. Ms. Allison has served as a Trustee of the Trust since February 2010 and Chairperson of the Trust since January 2020. In 1990, Ms. Allison founded Sunstone Financial Group (“Sunstone”), a private company and mutual fund administrator, fund accountant and transfer agent, and served as its chief executive officer and Chairperson of the Board. In 2001, UMB Financial Corporation, a public company, acquired Sunstone, and renamed it UMB Fund Services, and Ms. Allison remained with the company as chief executive officer until 2003 and Chairperson of the Board until 2005. Prior to founding Sunstone, Ms. Allison spent 5 years (from 1985 to 1990) as the business manager of Firstar Trust Company (“Firstar”), a registered investment adviser, and was responsible for overseeing the operations of the investment company for which Firstar served as investment advisor. In addition, from 1971 to 1985, Ms. Allison served as portfolio manager and financial planner of First Wisconsin Trust Company analyzing potential investments and financial and estate objectives of trust clients. Ms. Allison has served as a director for the board of Northwestern Mutual Fund Series, Inc. (representing 27 portfolios) since 2006, has served as lead independent director since February 2014 and served as chair of its audit committee from 2009 to February 2014. Ms. Allison received her bachelor’s degree in economics from the University of Wisconsin Madison in 1971.

The following information is added to the section entitled “Management of the Trust–Management Information-Leadership Structure and the Board of Trustees-Information about Each Trustee’s Qualification, Experience, Attributes or Skills” beginning on page 40 of the SAI:

Mark Robinson. Mr. Robinson’s experience, skills and education qualify him to serve as a Trustee of the Trust. Mr. Robinson, a disinterested Trustee of the Trust, has over 20 years of leadership experience in cloud, software, hardware, professional services, manufacturing, transportation, consumer goods and medical device industries. Mr. Robinson has served as a Trustee of the Trust since April 2020. From 2016 to 2019, Mr. Robinson served as Chief Financial Officer of Truckstop.com LLC, a freight transportation cloud solution provider, where he drove strategy and planning to shift the company to a SaaS recurring revenue managed company, and closing the majority of the sale of the company in April 2019. Prior to his tenure at Truckstop.com, Mr. Robinson served as Chief Financial Officer from 2013 to 2015 helped restructure and turn around SABA Software, Inc., a NASDAQ traded multinational talent management cloud solutions company, which sold itself to a private venture capital group in April 2015. From 2008 to 2013, Mr. Robinson served as Chief Financial Officer for Calypso Technology, Inc., a multinational Fintech software and professional services company, and Discus Dental, a multinational medical device and consumer goods manufacturing company. From 2005 through 2007, Mr. Robinson served as the Chief Financial Officer of Q Comm International, a publicly traded point-of-sale distribution and activation company. From 1983 to 2004, Mr. Robinson served as Chief Financial Officer, Controller, and held other finance and business develop positions at Silicon Valley technology and communications companies. In addition, Mr. Robinson was Chairman of the Board of Directors of Vita Vis Nutrition, Inc. from 2014 to 2016 and served a Director of Clickguard in 2001 and 2002. Mr. Robinson earned his Bachelors of Science, Finance and Marketing, from the University of Utah in 1983, and his Master of Business Administration from the University of Utah in 1988.

The following information is added to the section entitled “Management of the Trust-Trustees’ Fund Holdings as of December 31, 2019” beginning on page 42 of the SAI:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies[1]
Independent Trustees
Mark Robinson[2]		None
All Funds	None

1There are 17 separate series in the Trust.

2Effective April 1, 2020, Mr. Robinson was appointed a Trustee of the Trust.

The following information is added to the section entitled “Management of the Trust-Compensation” beginning on page 43 of the SAI:

Name of Trustee	Aggregate Compensation from Trust[1]	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Trust and Fund Complex paid to Trustees
Independent Trustees
Mark Robinson	$0	$ 0	$0

1 There are 17 separate series in the Trust.

2 Effective April 1, 2020, Mr. Robinson was appointed a Trustee of the Trust.

The eighth paragraph of the section entitled “Brokerage Allocation and Other Practices” beginning on page 62 of the SAI is hereby deleted in its entirety and replaced with the following:

Some of the soft dollar research provided to Wasatch is from broker-dealers who provide their own proprietary research services. These brokers “bundle” trade execution services and research services into the total cost of the commission (i.e., “bundled commissions”). The types of services Wasatch receives from proprietary research brokers may include, among other things, : (1) access to research analysts at the broker and reports generated by the analysts who follow companies in which Wasatch is interested in investing; (2) coordinating meetings or calls with management teams of companies in which Wasatch is interested in investing; (3) coordinating trips for Wasatch research members to visit companies, often in foreign jurisdictions; and (4) providing attendance at conferences sponsored by brokers where companies present to potential investors such as Wasatch. Although brokers may help coordinate trips and meetings with corporate executives, analysts or other personnel of companies in which Wasatch may be interested in investing, or may arrange for Wasatch’s attendance at certain conferences or seminars, expenses for travel associated with these trips or attending these conferences or seminars are paid by Wasatch out of its own resources. The other type of soft dollar research provided to Wasatch is through unbundled commissions, where trade execution services and research services are provided by two separate parties. This flexibility allows Wasatch to select the research services it feels are the most valuable to its research process and in turn most beneficial to its clients. Research products and services provided to Wasatch by third party research providers may include, among other things, databases, data services, software and publications that provide access to and/or analysis of company, market and statistical data and proprietary research and analysis. At times the Advisor may receive certain products and services which provide both research and non-research or administrative assistance (“mixed-use”) benefits, for example, software which is used for both portfolio analysis and account administration. In these instances, the Advisor seeks to make a reasonable allocation as follows: the portion of such service of specific component which provides assistance to Advisor in its investment decision-making responsibilities is obtained from the broker-dealer with commissions paid on client portfolio transactions (including the Funds), while the portion of such services or specific component which provides non-research assistance is paid by the Advisor with its own resources.